SETTLEMENT OF ACCOUNTS PAYABLE (Narrative) (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Settlement Of Accounts Payable 1	$ 315,143
Settlement Of Accounts Payable 2	100,000
Settlement Of Accounts Payable 3	100,000
Settlement Of Accounts Payable 4	$ 215,143